Share-based payments - Schedule of Charges to the Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	£ 249	£ 281	£ 328
Deferred bonus plan
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	186	206	241
Options and shares granted
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	63	75	87
Options and shares granted in the year
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	12	15	20
Options and shares granted in prior years
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	£ 51	£ 60	£ 67